Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Repurchase Agreements Tables
Schedule of Securities Sold Under Repurchase Agreements

Information regarding repurchase agreements follows:

(Dollars in thousands)

	2013	2012
Outstanding balance at December 31	$26,033	$19,572
Average interest rate at December 31	0.22%	0.25%
Average balance during the year	$19,456	$22,185
Average interest rate during the year	0.23%	0.84%
Maximum month end balance during the year	$26,995	$24,662